POST-EMPLOYMENT BENEFITS - Actuarial and Economic Hypotheses (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Turnover rate	0% pa; Ex-Nucleos 2018; Zero turnover table	0% pa; Ex-Nucleos 2018; Zero turnover table	0% pa; Ex-Nucleos 2018; Zero turnover table	0% pa; Ex-Nucleos 2018; Zero turnover table
Active and inactive mortality table	AT-2000 (segregated by gender) downsized by 10%; AT-2000 (segregated by gender) downsized by 15%; Women's AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5%, segregated by gender; Men's AT-2000	AT-2000 (segregated by gender) downsized by 10%; AT-2000 (segregated by gender) downsized by 15%; Women's AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5%, segregated by gender; Men's AT-2000	AT-2000 (segregated by gender) reduced by 10%; AT-2000 (segregated by gender) downsized by 15%; Women's AT-83; AT-2000 (male); AT- 2000 (segregated by gender) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by gender	AT-2000 (segregated by gender) reduced by 10%; AT-2000 (segregated by gender) downsized by 15%; Women's AT-83; AT-2000 (male); AT- 2000 (segregated by gender) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by gender
Disability mortality table	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; MI-2006 (segregated by gender) downsized by 10%; AT-83 IAM (male)	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; MI-2006 (segregated by gender) downsized by 10%; AT-83 IAM (male)	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; AT-83 IAM (male); MI- 2006 (segregated by gender) downsized by 10%	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; AT-83 IAM (male); MI- 2006 (segregated by gender) downsized by 10%
Disability table	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)	LIGHT; ALVARO VINDAS (downsized by 50%); TASA 1927	LIGHT; ALVARO VINDAS (downsized by 50%); TASA 1927
Current return on plan assets		R$ 3,734,006		R$ 5,699,835
PARENT COMPANY
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Current return on plan assets		R$ 309,967		R$ 353,666
Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	269.00%	269.00%	307.00%	307.00%
Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	380.00%	380.00%	337.00%	337.00%
Defined benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate	3.27%	3.27%	3.68%	3.68%
Expected return on plan assets | $	$ 3.27		$ 3.68
Defined benefit plans | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average wage increase	25.00%	25.00%	100.00%	100.00%
Defined benefit plans | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Projection of average wage increase	201.00%	201.00%	200.00%	200.00%